Financial Instruments - Additional Information (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Transfer between Level 1 and 2, assets	$ 0		$ 0
Bottom of Range | Historical Volatility For Shares Measurement Input
Disclosure Of Financial Instruments [Line Items]
Percentage of historical volatility used.	82.90%
Discount For Lack Of Marketability
Disclosure Of Financial Instruments [Line Items]
Discount rate	10.00%
Increase decrease in discount rate	1.00%
Decrease in fair value	$ 423
Discount For Lack Of Control
Disclosure Of Financial Instruments [Line Items]
Discount rate	10.00%
Increase decrease in discount rate	1.00%
Decrease in fair value	$ 423
Market Bond Yield Curve And Risk Free Rate Premium | Discount Rate Measurement Input
Disclosure Of Financial Instruments [Line Items]
Percentage of warrants and convertibility right determine.	15.00%
Foreign Currency Risk
Disclosure Of Financial Instruments [Line Items]
Percentage of increase or decrease on exchange rate of foreign currency		5.00%
Sensitivity rate used in reporting foreign currency risk		5.00%
Percentage of increase on exchange rate of foreign currency		5.00%
Percentage of decrease on exchange rate of foreign currency		5.00%
Interest Rate Risk
Disclosure Of Financial Instruments [Line Items]
Borrowings, interest rate basis	1.00%	1.00%
Decrease (increase) in pre-tax loss	$ 112,529	$ 114,661
Level 3 | Historical Volatility For Shares Measurement Input
Disclosure Of Financial Instruments [Line Items]
Historical volatility	84.63%		41.87%